Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected U.S. federal income tax expense	$ 7,725	$ 2,787	$ 5,156
State tax expense, net of federal benefit	471	309	407
Affordable housing credits/other credits	(1,087)	(950)	(863)
Non-U.S. tax rate differential	(559)	(507)	(940)
Tax-exempt income, including dividends	(539)	(533)	(524)
Changes in prior period UTBs, including interest	(85)	(741)	(255)
Non-U.S. tax law changes	289	0	1,133
Nondeductible expenses	40	1,982	104
Other	(21)	96	(24)
Total income tax expense	$ 6,234	$ 2,443	$ 4,194
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expected U.S. federal income tax expense	35.00%	35.00%	35.00%
State tax expense, net of federal benefit	2.10%	3.90%	2.80%
Affordable housing credits/other credits	(4.90%)	(11.90%)	(5.80%)
Non-U.S. tax rate differential	(2.50%)	(6.40%)	(6.40%)
Tax-exempt income, including dividends	(2.50%)	(6.70%)	(3.60%)
Changes in prior period UTBs, including interest	(0.40%)	(9.30%)	(1.70%)
Non-U.S. tax law changes	1.30%	(0.00%)	7.70%
Nondeductible expenses	0.20%	24.90%	0.70%
Other	(0.10%)	1.20%	(0.20%)
Total income tax expense	28.20%	30.70%	28.50%